Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenues	$ 0	$ 0	$ 0
Expenses and other income
Mine development expenses (notes 5 and 16)	65,160	323,668	179,256
Exploration and evaluation expenses (notes 6 and 16)	177,955	46,815	66,110
General and administrative expenses (note 16 and 17)	1,929,292	1,396,801	1,114,087
Share-based compensation (note 17)	385,930	3,744,172	0
Amortization of plant and equipment (note 7)	35,040	6,592	6,053
Lease finance costs (note 9)	11,980	1,317	0
Flow through provision (gain) (note 12)	(28,385)	(146,814)	0
Foreign currency translation (gain) loss	87,543	101,252	3,552
Interest (income)	191	104	0
Interest expense	32	273	2,098
Foreign taxes	26	92	772
Sub-total before other items	2,664,382	5,474,064	1,371,928
Realized gain on disposal of asset	(2,530)	0	0
Government assistance	0	0	(7,353)
Change in value of royalty obligation (note 10)	495,704	0	0
Change in value of warrant liability (note 11)	(19,229,287)	36,486,420	(386,940)
Change in value of production obligation (note 12)	(48,472)	0	0
Net income (loss) for the year	16,120,203	(41,960,484)	(977,635)
Items that will be reclassified subsequently to net loss
Translation adjustment for foreign operations	76,154	134,639	3,196
Net income (loss) and comprehensive income (loss) for the year	$ 16,196,357	$ (41,825,845)	$ (974,439)
Weighted-average common shares (basic and diluted)	99,204,079	66,654,804	52,720,608
Net income (loss) per common shares (basic and diluted)	$ 0.16	$ (0.63)	$ (0.02)